Financial Assets and Financial Liabilities - Schedule of Information about the Credit Risk Exposure on the Group’s Trade Receivables Using a Provision Matrix (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Information about the Credit Risk Exposure on the Group’s Trade Receivables Using a Provision Matrix [Line Items]
Expected credit loss rate	33.73%
Expected credit loss	¥ 6,109
Gross Carrying Amount [Member]
Schedule of Information about the Credit Risk Exposure on the Group’s Trade Receivables Using a Provision Matrix [Line Items]
Gross carrying amount	¥ 18,109
Not overdue [Member]
Schedule of Information about the Credit Risk Exposure on the Group’s Trade Receivables Using a Provision Matrix [Line Items]
Expected credit loss rate	2.40%	5.13%
Expected credit loss	¥ 268	¥ 16
Not overdue [Member] | Gross Carrying Amount [Member]
Schedule of Information about the Credit Risk Exposure on the Group’s Trade Receivables Using a Provision Matrix [Line Items]
Gross carrying amount	¥ 11,154	¥ 312
Days past due 1 - 90 days [Member]
Schedule of Information about the Credit Risk Exposure on the Group’s Trade Receivables Using a Provision Matrix [Line Items]
Expected credit loss rate	43.78%	40.63%
Expected credit loss	¥ 255	¥ 117
Days past due 1 - 90 days [Member] | Gross Carrying Amount [Member]
Schedule of Information about the Credit Risk Exposure on the Group’s Trade Receivables Using a Provision Matrix [Line Items]
Gross carrying amount	¥ 583	¥ 288
Days past due 91 - 180 Days [Member]
Schedule of Information about the Credit Risk Exposure on the Group’s Trade Receivables Using a Provision Matrix [Line Items]
Expected credit loss rate	83.95%	86.53%
Expected credit loss	¥ 299	¥ 1,118
Days past due 91 - 180 Days [Member] | Gross Carrying Amount [Member]
Schedule of Information about the Credit Risk Exposure on the Group’s Trade Receivables Using a Provision Matrix [Line Items]
Gross carrying amount	¥ 357	¥ 1,292
Days past due >181 days [Member]
Schedule of Information about the Credit Risk Exposure on the Group’s Trade Receivables Using a Provision Matrix [Line Items]
Expected credit loss rate	87.88%	9.23%
Expected credit loss	¥ 5,286	¥ 2,324
Days past due >181 days [Member] | Gross Carrying Amount [Member]
Schedule of Information about the Credit Risk Exposure on the Group’s Trade Receivables Using a Provision Matrix [Line Items]
Gross carrying amount	¥ 6,015	¥ 25,168
Specific allowance [Member]
Schedule of Information about the Credit Risk Exposure on the Group’s Trade Receivables Using a Provision Matrix [Line Items]
Expected credit loss rate		4.61%
Expected credit loss		¥ 1,072
Specific allowance [Member] | Gross Carrying Amount [Member]
Schedule of Information about the Credit Risk Exposure on the Group’s Trade Receivables Using a Provision Matrix [Line Items]
Gross carrying amount		¥ 23,276